BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
............... 3,730 $ 838,690
Curtiss-Wright Corp.
(b)
................ 5,051 890,289
Moog, Inc., Class A ................. 765 77,074
Textron, Inc. ...................... 5,012 353,998
2,160,051
Air Freight & Logistics — 0.6%
Hub Group, Inc., Class A
(a)
............. 10,765 903,614
Automobile Components — 1.4%
BorgWarner, Inc. ................... 2,450 120,320
Cooper-Standard Holdings, Inc.
(a)(b)
....... 9,138 130,125
Dana, Inc. ........................ 4,147 62,412
Goodyear Tire & Rubber Co. (The)
(a)
...... 27,019 297,749
Lear Corp.
(b)
...................... 9,162 1,278,007
Modine Manufacturing Co.
(a)
........... 2,648 61,037
Visteon Corp.
(a)
.................... 529 82,963
2,032,613
Automobiles — 0.0%
Winnebago Industries, Inc.
(b)
........... 551 31,793
Banks — 5.0%
Amalgamated Financial Corp. .......... 12,870 227,670
BankFinancial Corp. ................. 3,279 28,691
Bar Harbor Bankshares .............. 2,403 63,559
Business First Bancshares, Inc. ......... 671 11,494
Capital City Bank Group, Inc. ........... 1,274 37,341
Comerica, Inc. ..................... 23,795 1,033,179
Customers Bancorp, Inc.
(a)
............. 817 15,131
East West Bancorp, Inc. .............. 7,479 415,084
Enterprise Financial Services Corp. ...... 3,034 135,286
FB Financial Corp. .................. 4,121 128,081
First Bank
(b)
....................... 9,277 93,698
First Busey Corp. ................... 1,301 26,462
First Business Financial Services, Inc. ..... 899 27,428
First Northwest Bancorp
(b)
............. 1,086 12,489
FNCB Bancorp, Inc. ................. 2,151 13,336
Hancock Whitney Corp. .............. 9,567 348,239
Heartland Financial USA, Inc. .......... 14,377 551,502
Heritage Commerce Corp. ............. 3,674 30,604
HomeTrust Bancshares, Inc. ........... 2,907 71,483
Horizon Bancorp, Inc. ................ 11,423 126,338
Independent Bank Corp. .............. 37,219 661,382
Lakeland Bancorp, Inc. ............... 4,415 69,051
Mercantile Bank Corp. ............... 2,127 65,044
Metropolitan Bank Holding Corp.
(a)
....... 3,003 101,772
Midland States Bancorp, Inc. ........... 11,484 245,987
MidWestOne Financial Group, Inc. ....... 162 3,956
Northrim BanCorp, Inc. ............... 1,220 57,560
Oak Valley Bancorp ................. 545 12,895
OceanFirst Financial Corp. ............ 26,343 486,819
Origin Bancorp, Inc. ................. 1,999 64,268
Pinnacle Financial Partners, Inc. ......... 18,523 1,021,729
Republic First Bancorp, Inc.
(a)(b)
......... 36,013 48,978
Shore Bancshares, Inc. ............... 2,789 39,827
Southern First Bancshares, Inc.
(a)
........ 1,370 42,059
Summit Financial Group, Inc. ........... 2,834 58,805
Towne Bank ...................... 605 16,123
Univest Financial Corp. ............... 4,676 111,008
Washington Trust Bancorp, Inc. ......... 1,478 51,227
WesBanco, Inc. .................... 787 24,161
Western New England Bancorp, Inc. ...... 8,847 72,634
Wintrust Financial Corp. .............. 7,304 532,827
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA .................. 756 $ 22,627
7,207,834
Beverages — 0.6%
Primo Water Corp. .................. 58,601 899,525
Biotechnology — 5.0%
(a)
Agenus, Inc. ...................... 13,901 21,130
Alector, Inc. ...................... 23,938 148,176
Aligos Therapeutics, Inc. .............. 1,131 988
Alkermes plc ...................... 2,789 78,622
Allogene Therapeutics, Inc. ............ 3,317 16,386
ALX Oncology Holdings, Inc. ........... 2,234 10,098
Applied Molecular Transport, Inc. ........ 10,991 3,517
Arcus Biosciences, Inc. ............... 9,380 171,091
ARS Pharmaceuticals, Inc. ............ 5,929 38,598
Atara Biotherapeutics, Inc. ............. 7,661 22,217
Atreca, Inc., Class A
(b)
................ 21,265 24,242
Beam Therapeutics, Inc.
(b)
............. 1,161 35,550
Beyondspring, Inc. .................. 240 269
Black Diamond Therapeutics, Inc.
(b)
...... 9,905 18,720
Blueprint Medicines Corp.
(b)
............ 2,589 116,479
CareDx, Inc. ...................... 4,190 38,297
Coherus Biosciences, Inc. ............. 17,012 116,362
CRISPR Therapeutics AG
(b)
............ 8,611 389,476
Deciphera Pharmaceuticals, Inc. ........ 9,607 148,428
Denali Therapeutics, Inc. .............. 4,128 95,109
Dyne Therapeutics, Inc. .............. 3,092 35,620
Editas Medicine, Inc.
(b)
............... 6,654 48,241
Emergent BioSolutions, Inc. ............ 12,538 129,894
Exact Sciences Corp. ................ 409 27,734
Exelixis, Inc.
(b)
..................... 51,677 1,003,051
Fate Therapeutics, Inc. ............... 47,128 268,630
Foghorn Therapeutics, Inc. ............ 3,141 19,474
Halozyme Therapeutics, Inc. ........... 10,136 387,094
Heron Therapeutics, Inc. .............. 12,003 18,125
Impel Pharmaceuticals, Inc.
(b)
........... 2,621 3,669
Intercept Pharmaceuticals, Inc. ......... 3,036 40,773
Ironwood Pharmaceuticals, Inc., Class A ... 2,769 29,130
Karyopharm Therapeutics, Inc. .......... 25,342 98,580
Kiniksa Pharmaceuticals Ltd., Class A ..... 5,147 55,382
Kodiak Sciences, Inc.
(b)
............... 20,775 128,805
Kronos Bio, Inc.
(b)
................... 45,468 66,383
MacroGenics, Inc.
(b)
................. 12,000 86,040
Metacrine, Inc. .................... 4,751 2,711
Neurocrine Biosciences, Inc. ........... 8,188 828,789
NextCure, Inc. ..................... 10,077 14,914
Nkarta, Inc. ....................... 4,572 16,231
Olema Pharmaceuticals, Inc.
(b)
.......... 21,530 74,709
Oncorus, Inc. ..................... 1,319 454
Passage Bio, Inc. ................... 5,948 5,696
Poseida Therapeutics, Inc. ............ 9,040 27,843
Precision BioSciences, Inc. ............ 7,908 5,959
PTC Therapeutics, Inc. ............... 2,874 139,217
Puma Biotechnology, Inc. ............. 2,139 6,610
Quince Therapeutics, Inc.
(b)
............ 3,368 5,254
Recursion Pharmaceuticals, Inc., Class A
(b)
. 7,096 47,330
REGENXBIO, Inc. .................. 36,153 683,653
Relay Therapeutics, Inc. .............. 3,483 57,365
Sangamo Therapeutics, Inc. ........... 36,151 63,626
Solid Biosciences, Inc. ............... 385 1,825
Spruce Biosciences, Inc. .............. 420 928
SQZ Biotechnologies Co. ............. 601 337
Sutro Biopharma, Inc. ................ 8,905 41,141
Twist Bioscience Corp. ............... 13,080 197,246
Ultragenyx Pharmaceutical, Inc.
(b)
........ 13,474 540,307

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Biotechnology (continued)
United Therapeutics Corp. ............. 1,332 $ 298,315
Veracyte, Inc. ..................... 1,922 42,861
Vincerx Pharma, Inc. ................ 5,103 5,307
Vir Biotechnology, Inc. ............... 9,444 219,762
Voyager Therapeutics, Inc. ............ 5,369 41,395
X4 Pharmaceuticals, Inc. .............. 5,307 4,617
7,314,782
Broadline Retail — 0.5%
Dillard's, Inc., Class A ................ 1,210 372,293
Kohl's Corp.
(b)
..................... 2,194 51,647
Macy's, Inc. ...................... 16,492 288,445
712,385
Building Products — 3.0%
Allegion plc ....................... 7,823 834,949
AO Smith Corp. .................... 10,433 721,442
Builders FirstSource, Inc.
(a)
............ 226 20,064
Caesarstone Ltd. ................... 10,845 44,790
Carlisle Cos., Inc. .................. 399 90,202
Owens Corning .................... 18,964 1,816,751
UFP Industries, Inc. ................. 11,463 910,965
4,439,163
Capital Markets — 3.4%
Carlyle Group, Inc. (The)
(b)
............. 29,728 923,352
Cboe Global Markets, Inc. ............. 14,534 1,951,044
Houlihan Lokey, Inc., Class A ........... 1,780 155,732
Invesco Ltd. ...................... 22,427 367,803
LPL Financial Holdings, Inc. ............ 3,305 668,932
MarketAxess Holdings, Inc. ............ 52 20,347
Raymond James Financial, Inc. ......... 199 18,561
Stifel Financial Corp.
(b)
............... 12,757 753,811
Victory Capital Holdings, Inc., Class A ..... 4,987 145,969
5,005,551
Chemicals — 0.7%
CF Industries Holdings, Inc. ............ 270 19,572
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 34,326 45,654
HB Fuller Co.
(b)
.................... 720 49,284
Huntsman Corp. ................... 12,614 345,119
Livent Corp.
(a)(b)
.................... 12,765 277,256
Perimeter Solutions SA
(a)(b)
............ 3,815 30,825
Quaker Chemical Corp.
(b)
............. 950 188,053
Scotts Miracle-Gro Co. (The)
(b)
.......... 1,526 106,423
1,062,186
Commercial Services & Supplies — 0.1%
BrightView Holdings, Inc.
(a)
............ 17,454 98,091
Communications Equipment — 0.9%
(b)
Applied Optoelectronics, Inc.
(a)
.......... 3,265 7,216
Juniper Networks, Inc. ............... 36,408 1,253,163
Viasat, Inc.
(a)
...................... 1,782 60,303
1,320,682
Construction & Engineering — 2.4%
AECOM
(b)
........................ 22,162 1,868,700
Matrix Service Co.
(a)
................. 18,613 100,510
Valmont Industries, Inc. ............... 4,990 1,593,207
3,562,417
Consumer Finance — 0.5%
Enova International, Inc.
(a)
............. 3,986 177,098
LendingClub Corp.
(a)
................. 7,013 50,564
LendingTree, Inc.
(a)(b)
................ 9,306 248,098
OneMain Holdings, Inc. ............... 4,149 153,845
Security
Shares
Shares Value
Consumer Finance (continued)
Oportun Financial Corp.
(a)(b)
............ 12,391 $ 47,829
677,434
Consumer Staples Distribution & Retail — 1.0%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 8,664 659,070
Casey's General Stores, Inc. ........... 3,582 775,360
1,434,430
Containers & Packaging — 1.5%
Avery Dennison Corp. ................ 894 159,963
Berry Global Group, Inc. .............. 13,992 824,129
Crown Holdings, Inc. ................ 4,072 336,795
Graphic Packaging Holding Co. ......... 28,524 727,077
Greif, Inc., Class A .................. 1,341 84,979
2,132,943
Distributors — 0.2%
Pool Corp. ....................... 829 283,883
Diversified Consumer Services — 0.4%
American Public Education, Inc.
(a)
........ 1,213 6,574
Laureate Education, Inc. .............. 18,376 216,102
Mister Car Wash, Inc.
(a)(b)
.............. 29,765 256,574
Service Corp. International ............ 2,210 152,004
631,254
Diversified REITs — 0.0%
American Assets Trust, Inc. ............ 1,296 24,093
Diversified Telecommunication Services — 0.9%
Bandwidth, Inc., Class A
(a)
............. 15,280 232,256
EchoStar Corp., Class A
(a)
............. 48,085 879,475
Lumen Technologies, Inc.
(b)
............ 9,853 26,110
Ooma, Inc.
(a)
...................... 11,128 139,211
1,277,052
Electric Utilities — 0.8%
NRG Energy, Inc. ................... 6,013 206,186
Portland General Electric Co. ........... 19,438 950,324
1,156,510
Electrical Equipment — 1.0%
Atkore, Inc.
(a)
...................... 3,566 500,952
nVent Electric plc ................... 2,441 104,816
Regal Rexnord Corp. ................ 3,469 488,192
Sunrun, Inc.
(a)(b)
.................... 15,104 304,346
1,398,306
Electronic Equipment, Instruments & Components — 1.7%
Arrow Electronics, Inc.
(a)
.............. 2,263 282,581
Insight Enterprises, Inc.
(a)
............. 1,699 242,889
Sanmina Corp.
(a)
................... 1,542 94,047
ScanSource, Inc.
(a)(b)
................. 4,951 150,708
TD SYNNEX Corp. .................. 18,173 1,758,965
2,529,190
Energy Equipment & Services — 1.1%
Borr Drilling Ltd.
(a)
.................. 4,568 34,625
Helmerich & Payne, Inc. .............. 2,764 98,813
Liberty Energy, Inc., Class A ........... 22,980 294,374
Newpark Resources, Inc.
(a)
............ 12,441 47,898
Patterson-UTI Energy, Inc.
(b)
........... 45,748 535,252
ProPetro Holding Corp.
(a)(b)
............ 25,592 184,006
Schlumberger NV .................. 2,102 103,208
TechnipFMC plc
(a)
.................. 15,410 210,346
Transocean Ltd.
(a)(b)
................. 2,027 12,892
US Silica Holdings, Inc.
(a)
............. 1,257 15,009
1,536,423

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Entertainment — 0.5%
Gaia, Inc., Class A
(a)
................. 1,999 $ 5,537
Lions Gate Entertainment Corp., Class A
(a)
.. 5,736 63,497
World Wrestling Entertainment, Inc., Class A
(b)
7,406 675,872
744,906
Financial Services — 2.4%
Affirm Holdings, Inc., Class A
(a)
.......... 6,147 69,277
Essent Group Ltd. .................. 724 28,996
Federal Agricultural Mortgage Corp., Class C
(b)
5,204 693,121
Flywire Corp.
(a)
.................... 2,927 85,937
Marqeta, Inc., Class A
(a)
.............. 4,625 21,136
MGIC Investment Corp. .............. 16,089 215,914
Paysafe Ltd.
(a)
..................... 16,821 290,499
Repay Holdings Corp., Class A
(a)
........ 10,551 69,320
StoneCo Ltd., Class A
(a)
.............. 51,421 490,556
Voya Financial, Inc. ................. 20,549 1,468,432
3,433,188
Food Products — 0.7%
Kellogg Co. ....................... 474 31,739
Lancaster Colony Corp. .............. 3,477 705,414
Sovos Brands, Inc.
(a)
................. 7,096 118,361
Vital Farms, Inc.
(a)
.................. 11,969 183,126
1,038,640
Ground Transportation — 0.2%
Covenant Logistics Group, Inc., Class A
(b)
.. 3,357 118,905
Ryder System, Inc. .................. 1,322 117,975
Schneider National, Inc., Class B ........ 4,744 126,902
363,782
Health Care Equipment & Supplies — 2.7%
(a)
Accuray, Inc. ...................... 14,473 42,985
Enovis Corp.
(b)
..................... 29,231 1,563,566
Globus Medical, Inc., Class A ........... 9,122 516,670
Haemonetics Corp. ................. 274 22,674
Merit Medical Systems, Inc.
(b)
........... 17,473 1,292,128
Nevro Corp. ...................... 1,391 50,285
NuVasive, Inc. ..................... 1,169 48,291
Penumbra, Inc. .................... 444 123,738
Tactile Systems Technology, Inc. ........ 11,063 181,654
Varex Imaging Corp. ................. 3,398 61,810
3,903,801
Health Care Providers & Services — 3.1%
Accolade, Inc.
(a)(b)
................... 7,153 102,860
AMN Healthcare Services, Inc.
(a)
......... 6,794 563,630
Brookdale Senior Living, Inc.
(a)
.......... 5,001 14,753
CareMax, Inc., Class A
(a)
.............. 4,418 11,796
Ensign Group, Inc. (The)
(b)
............. 18,432 1,760,993
HealthEquity, Inc.
(a)(b)
................ 3,976 233,431
Henry Schein, Inc.
(a)
................. 3,155 257,259
Option Care Health, Inc.
(a)
............. 26,406 838,919
Privia Health Group, Inc.
(a)(b)
............ 18,708 516,528
Progyny, Inc.
(a)
..................... 4,485 144,058
4,444,227
Health Care Technology — 1.5%
(a)
American Well Corp., Class A .......... 57,295 135,216
Evolent Health, Inc., Class A ........... 13,544 439,503
GoodRx Holdings, Inc., Class A ......... 2,955 18,469
Health Catalyst, Inc. ................. 13,770 160,696
NextGen Healthcare, Inc. ............. 1,963 34,176
Phreesia, Inc. ..................... 2,444 78,917
Tabula Rasa HealthCare, Inc. .......... 5,416 30,275
Teladoc Health, Inc.
(b)
................ 35,716 925,044
Security
Shares
Shares Value
Health Care Technology (continued)
Veradigm, Inc. ..................... 27,057 $ 353,094
2,175,390
Hotel & Resort REITs — 0.6%
Braemar Hotels & Resorts, Inc. ......... 30,968 119,536
Park Hotels & Resorts, Inc.
(b)
........... 59,785 738,943
858,479
Hotels, Restaurants & Leisure — 4.0%
Bally's Corp.
(a)
..................... 10,275 200,568
Boyd Gaming Corp.
(b)
................ 28,075 1,800,169
Choice Hotels International, Inc.
(b)
........ 1,510 176,957
Hilton Grand Vacations, Inc.
(a)
.......... 7,329 325,627
Penn Entertainment, Inc.
(a)
............. 882 26,160
Planet Fitness, Inc., Class A
(a)(b)
......... 6,353 493,438
PlayAGS, Inc.
(a)
.................... 3,494 24,982
Texas Roadhouse, Inc.
(b)
.............. 11,996 1,296,288
Wendy's Co. (The)
(b)
................. 43,307 943,226
Wingstop, Inc.
(b)
.................... 2,617 480,429
5,767,844
Household Durables — 1.2%
Century Communities, Inc.
(b)
........... 935 59,765
GoPro, Inc., Class A
(a)
................ 27,598 138,818
Helen of Troy Ltd.
(a)
................. 939 89,365
Installed Building Products, Inc.
(b)
........ 5,280 602,078
iRobot Corp.
(a)
..................... 718 31,333
PulteGroup, Inc. ................... 795 46,333
Toll Brothers, Inc. ................... 2,053 123,242
TopBuild Corp.
(a)
................... 3,106 646,483
1,737,417
Household Products — 0.2%
Central Garden & Pet Co., Class A
(a)
...... 8,138 317,952
Independent Power and Renewable Electricity Producers — 0.7%
Brookfield Renewable Corp. ........... 22,409 783,195
Clearway Energy, Inc., Class A
(b)
........ 5,662 170,030
Clearway Energy, Inc., Class C ......... 1,196 37,471
Sunnova Energy International, Inc.
(a)
...... 1,204 18,806
1,009,502
Industrial REITs — 0.9%
First Industrial Realty Trust, Inc.
(b)
........ 23,397 1,244,720
Insurance — 2.9%
American Financial Group, Inc. ......... 3,231 392,567
Assured Guaranty Ltd. ............... 1,984 99,736
Bright Health Group, Inc.
(a)
............. 16,307 3,592
Brighthouse Financial, Inc.
(a)
........... 3,068 135,329
Crawford & Co., Class A .............. 1,185 9,907
Everest Re Group Ltd. ............... 2,194 785,496
Hanover Insurance Group, Inc. (The) ..... 1,519 195,191
Hippo Holdings, Inc.
(a)(b)
............... 3,957 64,222
Investors Title Co. .................. 60 9,060
Lincoln National Corp. ............... 1,602 35,997
Oscar Health, Inc., Class A
(a)
........... 30,450 199,143
Reinsurance Group of America, Inc. ...... 9,958 1,322,024
Unum Group ...................... 20,587 814,422
WR Berkley Corp. .................. 3,181 198,049
4,264,735
Interactive Media & Services — 1.7%
Bumble, Inc., Class A
(a)
............... 33,526 655,433
Eventbrite, Inc., Class A
(a)
............. 29,161 250,201
IAC, Inc.
(a)
........................ 1,012 52,219
Outbrain, Inc.
(a)
.................... 9,264 38,260
Shutterstock, Inc. ................... 8,966 650,932

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Interactive Media & Services (continued)
Vimeo, Inc.
(a)(b)
..................... 20,550 $ 78,707
Yelp, Inc.
(a)
....................... 16,713 513,089
Ziff Davis, Inc.
(a)
.................... 2,230 174,052
ZipRecruiter, Inc., Class A
(a)
............ 969 15,446
2,428,339
IT Services — 0.2%
Fastly, Inc., Class A
(a)
................ 3,631 64,487
Hackett Group, Inc. (The) ............. 1,811 33,467
Wix.com Ltd.
(a)
..................... 2,464 245,907
343,861
Leisure Products — 0.5%
(b)
Brunswick Corp. ................... 6,344 520,208
YETI Holdings, Inc.
(a)
................ 5,443 217,720
737,928
Life Sciences Tools & Services — 1.1%
Bruker Corp. ...................... 10,646 839,331
NanoString Technologies, Inc.
(a)
......... 4,748 47,005
Personalis, Inc.
(a)(b)
.................. 94,115 259,758
PhenomeX, Inc.
(a)
................... 7,901 9,165
QIAGEN NV
(a)
..................... 5,988 275,029
Seer, Inc., Class A
(a)
................. 23,969 92,520
Singular Genomics Systems, Inc.
(a)
....... 4,854 5,873
1,528,681
Machinery — 4.5%
AGCO Corp. ...................... 2,409 325,697
Allison Transmission Holdings, Inc. ....... 10,659 482,213
Astec Industries, Inc. ................ 254 10,478
Graco, Inc.
(b)
...................... 22,819 1,666,015
Manitowoc Co., Inc. (The)
(a)
............ 7,481 127,850
Oshkosh Corp. .................... 10,536 876,384
Snap-on, Inc. ..................... 7,854 1,939,074
Timken Co. (The) ................... 13,144 1,074,128
6,501,839
Marine Transportation — 0.1%
Matson, Inc. ...................... 1,440 85,925
Media — 0.3%
Cardlytics, Inc.
(a)(b)
.................. 13,781 46,787
comScore, Inc.
(a)(b)
.................. 8,863 10,901
Entravision Communications Corp., Class A . 1,638 9,910
News Corp., Class B ................ 10,737 187,146
Sinclair Broadcast Group, Inc., Class A
(b)
... 8,807 151,128
TEGNA, Inc.
(b)
..................... 5,193 87,814
493,686
Metals & Mining — 2.5%
Commercial Metals Co. ............... 2,259 110,465
Reliance Steel & Aluminum Co. ......... 6,159 1,581,262
Royal Gold, Inc.
(b)
................... 2,620 339,840
Schnitzer Steel Industries, Inc., Class A .... 557 17,323
Steel Dynamics, Inc.
(b)
............... 8,149 921,326
United States Steel Corp. ............. 27,822 726,154
3,696,370
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Great Ajax Corp. ................... 14,590 96,002
Multi-Utilities — 0.4%
Black Hills Corp. ................... 7,385 465,994
NiSource, Inc. ..................... 2,474 69,173
535,167
Security
Shares
Shares Value
Office REITs — 0.2%
Cousins Properties, Inc. .............. 9,903 $ 211,726
Paramount Group, Inc. ............... 18,728 85,400
297,126
Oil, Gas & Consumable Fuels — 3.2%
Ardmore Shipping Corp. .............. 12,741 189,459
Chesapeake Energy Corp.
(b)
........... 4,583 348,491
EOG Resources, Inc. ................ 5,048 578,652
Magnolia Oil & Gas Corp., Class A
(b)
...... 76,655 1,677,211
Marathon Oil Corp. .................. 3,830 91,767
Ovintiv, Inc.
(b)
...................... 13,127 473,622
PBF Energy, Inc., Class A ............. 1,123 48,693
PDC Energy, Inc. ................... 9,360 600,725
Scorpio Tankers, Inc. ................ 2,335 131,484
Targa Resources Corp. ............... 1,113 81,193
Texas Pacific Land Corp.
(b)
............ 124 210,927
World Fuel Services Corp. ............. 10,354 264,545
4,696,769
Passenger Airlines — 0.4%
(a)
Alaska Air Group, Inc. ................ 326 13,679
Copa Holdings SA, Class A
(b)
........... 3,348 309,188
JetBlue Airways Corp. ................ 32,015 233,069
555,936
Personal Care Products — 0.2%
(a)
elf Beauty, Inc. .................... 4,158 342,411
Nature's Sunshine Products, Inc.
(b)
....... 1,667 17,020
359,431
Pharmaceuticals — 0.3%
Corcept Therapeutics, Inc.
(a)
........... 1,076 23,306
Jazz Pharmaceuticals plc
(a)
............ 108 15,804
Nektar Therapeutics
(a)(b)
............... 88,684 62,336
NGM Biopharmaceuticals, Inc.
(a)(b)
........ 13,765 56,161
Perrigo Co. plc .................... 6,765 242,660
Scilex Holding Co.(Acquired 01/06/23, cost
$17,290)
(a)(b)(c)
................... 1,650 13,375
Tricida, Inc.
(a)
...................... 14,390 160
413,802
Professional Services — 3.9%
Booz Allen Hamilton Holding Corp. ....... 3,288 304,765
CACI International, Inc., Class A
(a)
....... 87 25,776
ExlService Holdings, Inc.
(a)
............ 2,063 333,855
Exponent, Inc. ..................... 1,885 187,916
Genpact Ltd. ...................... 21,646 1,000,478
Insperity, Inc. ...................... 14,142 1,718,960
KBR, Inc.
(b)
....................... 32,997 1,816,485
Kelly Services, Inc., Class A ............ 5,400 89,586
Kforce, Inc.
(b)
...................... 2,669 168,788
Mistras Group, Inc.
(a)
................ 8,655 58,681
5,705,290
Real Estate Management & Development — 0.4%
(a)
Anywhere Real Estate, Inc. ............ 10,716 56,580
Compass, Inc., Class A ............... 7,105 22,949
Zillow Group, Inc., Class A ............. 1,534 67,036
Zillow Group, Inc., Class C
(b)
........... 9,842 437,674
584,239
Residential REITs — 0.7%
American Homes 4 Rent, Class A ........ 15,279 480,525
Equity LifeStyle Properties, Inc.
(b)
........ 9,086 609,943
1,090,468

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Retail REITs — 2.8%
Acadia Realty Trust ................. 717 $ 10,002
Brixmor Property Group, Inc. ........... 74,834 1,610,427
Kimco Realty Corp. ................. 13,553 264,690
Kite Realty Group Trust
(b)
............. 22,316 466,851
Regency Centers Corp. .............. 28,843 1,764,615
4,116,585
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.
(a)
........... 2,389 114,648
Amkor Technology, Inc. ............... 10,014 260,564
Cirrus Logic, Inc.
(a)
.................. 10,176 1,113,051
Lattice Semiconductor Corp.
(a)
.......... 4,046 386,393
MaxLinear, Inc.
(a)
................... 18,253 642,688
Photronics, Inc.
(a)
................... 2,185 36,228
Power Integrations, Inc. .............. 722 61,110
Rambus, Inc.
(a)(b)
................... 6,520 334,215
Semtech Corp.
(a)
................... 35,358 853,542
Silicon Laboratories, Inc.
(a)(b)
............ 3,772 660,440
4,462,879
Software — 7.3%
(a)
8x8, Inc. ......................... 6,492 27,072
ACI Worldwide, Inc. ................. 16,504 445,278
Appfolio, Inc., Class A ................ 200 24,896
AppLovin Corp., Class A .............. 12,701 200,041
Asana, Inc., Class A
(b)
................ 11,207 236,804
BILL Holdings, Inc. .................. 7,138 579,177
Box, Inc., Class A ................... 9,034 242,021
Domo, Inc., Class B ................. 18,153 257,591
Everbridge, Inc. .................... 3,225 111,811
Expensify, Inc., Class A ............... 3,294 26,846
Fair Isaac Corp. .................... 1,118 785,607
Guidewire Software, Inc. .............. 3,166 259,770
LivePerson, Inc. .................... 38,584 170,155
Manhattan Associates, Inc. ............ 12,184 1,886,692
Model N, Inc. ..................... 8,200 274,454
New Relic, Inc. .................... 2,013 151,559
PagerDuty, Inc. .................... 4,923 172,207
Paylocity Holding Corp. ............... 4,684 931,086
PowerSchool Holdings, Inc., Class A ...... 848 16,807
PROS Holdings, Inc. ................ 1,386 37,976
Q2 Holdings, Inc. ................... 2,367 58,276
Qualys, Inc.
(b)
..................... 1,925 250,288
Rapid7, Inc. ...................... 8,218 377,288
RingCentral, Inc., Class A ............. 38,347 1,176,102
SEMrush Holdings, Inc., Class A ......... 12,925 129,896
Sprout Social, Inc., Class A ............ 1,128 68,673
Tenable Holdings, Inc. ............... 5,533 262,873
Teradata Corp. .................... 26,745 1,077,289
UiPath, Inc., Class A ................. 4,475 78,581
Varonis Systems, Inc. ................ 8,373 217,782
Zuora, Inc., Class A
(b)
................ 16,628 164,285
10,699,183
Specialized REITs — 1.2%
CubeSmart
(b)
...................... 27,474 1,269,848
Lamar Advertising Co., Class A ......... 4,085 408,051
Life Storage, Inc. ................... 146 19,139
1,697,038
Specialty Retail — 3.5%
1-800-Flowers.com, Inc., Class A
(a)
....... 9,365 107,697
Aaron's Co., Inc. (The) ............... 6,860 66,268
Security
Shares
Shares Value
Specialty Retail (continued)
Asbury Automotive Group, Inc.
(a)
......... 341 $ 71,610
AutoNation, Inc.
(a)(b)
................. 709 95,261
Chico's FAS, Inc.
(a)
.................. 33,560 184,580
Conn's, Inc.
(a)
..................... 16,267 98,578
Dick's Sporting Goods, Inc.
(b)
........... 6,756 958,609
Five Below, Inc.
(a)
................... 104 21,421
Gap, Inc. (The)
(b)
................... 6,017 60,411
Lithia Motors, Inc.
(b)
................. 2,271 519,900
Murphy USA, Inc.
(b)
................. 2,536 654,415
Overstock.com, Inc.
(a)(b)
............... 10,878 220,497
Petco Health & Wellness Co., Inc.
(a)
...... 48,264 434,376
Stitch Fix, Inc., Class A
(a)
.............. 31,846 162,733
Urban Outfitters, Inc.
(a)(b)
.............. 18,259 506,139
Wayfair, Inc., Class A
(a)
............... 1,310 44,985
Williams-Sonoma, Inc.
(b)
.............. 7,680 934,349
5,141,829
Technology Hardware, Storage & Peripherals — 0.4%
(a)
Pure Storage, Inc., Class A ............ 22,004 561,322
Super Micro Computer, Inc. ............ 392 41,768
603,090
Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc.
(a)
...................... 2,577 325,836
Deckers Outdoor Corp.
(a)
.............. 2,578 1,158,940
Ralph Lauren Corp., Class A
(b)
.......... 4,572 533,415
2,018,191
Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc. ...... 974 138,435
GATX Corp.
(b)
..................... 10,830 1,191,517
Herc Holdings, Inc. .................. 5,006 570,183
MRC Global, Inc.
(a)
.................. 6,677 64,900
Rush Enterprises, Inc., Class A ......... 23,137 1,263,280
SiteOne Landscape Supply, Inc.
(a)
........ 1,381 189,017
Watsco, Inc.
(b)
..................... 1,553 494,103
3,911,435
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)(b)
......... 9,274 192,250
Total Long-Term Investments — 99.0%
(Cost: $148,632,631) ............................. 144,130,127
Short-Term Securities
Money Market Funds — 19.0%
(d)(e)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 1,546,874 1,546,874
SL Liquidity Series, LLC, Money Market Series,
5.01%
(f)
....................... 26,114,735 26,117,346
Total Short-Term Securities — 19.0%
(Cost: $27,667,653) .............................. 27,664,220
Total Investments — 118.0%
(Cost: $176,300,284 ) ............................. 171,794,347
Liabilities in Excess of Other Assets — (18.0)% ........... (26,207,477)
Net Assets — 100.0% ..............................
$ 145,586,870
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $13,375, representing less than 0.05% of its net assets as of period end, and an original cost of $17,290.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,262,746 $ 284,128
(a)
$ — $ — $ — $ 1,546,874 1,546,874 $ 14,517 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 16,286,903 9,825,430
(a)
— 11,777 (6,764) 26,117,346 26,114,735 12,142
(b)
—
$ 11,777 $ (6,764) $ 27,664,220 $ 26,659 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 8 06/16/23 $ 1,655 $ 62,112

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,160,051 $ — $ — $ 2,160,051
Air Freight & Logistics .................................... 903,614 — — 903,614
Automobile Components .................................. 2,032,613 — — 2,032,613
Automobiles .......................................... 31,793 — — 31,793
Banks ............................................... 7,207,834 — — 7,207,834
Beverages ........................................... 899,525 — — 899,525
Biotechnology ......................................... 7,314,782 — — 7,314,782
Broadline Retail ........................................ 712,385 — — 712,385
Building Products ....................................... 4,439,163 — — 4,439,163
Capital Markets ........................................ 5,005,551 — — 5,005,551
Chemicals ............................................ 1,062,186 — — 1,062,186
Commercial Services & Supplies ............................. 98,091 — — 98,091
Communications Equipment ................................ 1,320,682 — — 1,320,682
Construction & Engineering ................................ 3,562,417 — — 3,562,417
Consumer Finance ...................................... 677,434 — — 677,434
Consumer Staples Distribution & Retail ........................ 1,434,430 — — 1,434,430
Containers & Packaging .................................. 2,132,943 — — 2,132,943
Distributors ........................................... 283,883 — — 283,883
Diversified Consumer Services .............................. 631,254 — — 631,254
Diversified REITs ....................................... 24,093 — — 24,093
Diversified Telecommunication Services ........................ 1,277,052 — — 1,277,052
Electric Utilities ........................................ 1,156,510 — — 1,156,510
Electrical Equipment ..................................... 1,398,306 — — 1,398,306
Electronic Equipment, Instruments & Components ................. 2,529,190 — — 2,529,190
Energy Equipment & Services .............................. 1,536,423 — — 1,536,423
Entertainment ......................................... 744,906 — — 744,906
Financial Services ...................................... 3,433,188 — — 3,433,188
Food Products ......................................... 1,038,640 — — 1,038,640
Ground Transportation ................................... 363,782 — — 363,782
Health Care Equipment & Supplies ........................... 3,903,801 — — 3,903,801
Health Care Providers & Services ............................ 4,444,227 — — 4,444,227
Health Care Technology .................................. 2,175,390 — — 2,175,390
Hotel & Resort REITs .................................... 858,479 — — 858,479
Hotels, Restaurants & Leisure .............................. 5,767,844 — — 5,767,844
Household Durables ..................................... 1,737,417 — — 1,737,417
Household Products ..................................... 317,952 — — 317,952
Independent Power and Renewable Electricity Producers ............ 1,009,502 — — 1,009,502
Industrial REITs ........................................ 1,244,720 — — 1,244,720
Insurance ............................................ 4,264,735 — — 4,264,735
Interactive Media & Services ............................... 2,428,339 — — 2,428,339
IT Services ........................................... 343,861 — — 343,861
Leisure Products ....................................... 737,928 — — 737,928
Life Sciences Tools & Services .............................. 1,528,681 — — 1,528,681
Machinery ............................................ 6,501,839 — — 6,501,839
Marine Transportation .................................... 85,925 — — 85,925
Media ............................................... 493,686 — — 493,686
Metals & Mining ........................................ 3,696,370 — — 3,696,370
Mortgage Real Estate Investment Trusts (REITs) .................. 96,002 — — 96,002
Multi-Utilities .......................................... 535,167 — — 535,167
Office REITs .......................................... 297,126 — — 297,126
Oil, Gas & Consumable Fuels ............................... 4,696,769 — — 4,696,769
Passenger Airlines ...................................... 555,936 — — 555,936
Personal Care Products .................................. 359,431 — — 359,431
Pharmaceuticals ....................................... 400,427 13,375 — 413,802
Professional Services .................................... 5,705,290 — — 5,705,290
Fair Value Hierarchy as of Period End (continued)

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Real Estate Management & Development ....................... $ 584,239 $ — $ — $ 584,239
Residential REITs ....................................... 1,090,468 — — 1,090,468
Retail REITs .......................................... 4,116,585 — — 4,116,585
Semiconductors & Semiconductor Equipment .................... 4,462,879 — — 4,462,879
Software ............................................. 10,699,183 — — 10,699,183
Specialized REITs ...................................... 1,697,038 — — 1,697,038
Specialty Retail ........................................ 5,141,829 — — 5,141,829
Technology Hardware, Storage & Peripherals .................... 603,090 — — 603,090
Textiles, Apparel & Luxury Goods ............................ 2,018,191 — — 2,018,191
Trading Companies & Distributors ............................ 3,911,435 — — 3,911,435
Wireless Telecommunication Services ......................... 192,250 — — 192,250
Short-Term Securities
Money Market Funds ...................................... 1,546,874 — — 1,546,874
$ 145,663,626 $ 13,375 $ — $ 145,677,001
Investments Valued at NAV
(a)
...................................... 26,117,346
$ —
$ 171,794,347
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 62,112 $ — $ — $ 62,112
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
S&P Standard & Poor's
Fair Value Hierarchy as of Period End (continued)